File Nos. 33-76190
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    9                               (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    43                                             (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          1750 Hennepin Avenue, Minneapolis, MN                    55403
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph(b) of Rule 485
     _X_ on May 1, 1999  pursuant  to  paragraph  (b) of Rule 485
     ___ 60 days after  filing  pursuant  to  paragraph  (a)(1)  of Rule  485
     ___ on  (date)  pursuant  to  paragraph (a)(1) of Rule 485


If appropriate, check the following:

     _X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:
     Individual Immediate Variable Annuity Contracts






                              CROSS REFERENCE SHEET
                             (Required by Rule 495)


Item No.                                                   Location

                                 PART A

Item 1.   Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions . . . . . . . . . . . . . . . . . .  Index of Terms

Item 3.   Synopsis or Highlights. . . . . . . . . . . . .  Profile

Item 4.   Condensed Financial Information . . . . . . . .  Appendix

Item 6.   Deductions. . . . . . . . . . . . . . . . . . .  Expenses

Item 7.   General Description of Variable Annuity
          Contracts . . . . . . . . . . . . . . . . . . .  The Franklin
                                                           Templeton Valuemark
                                                           Income Plus Immediate
                                                           Variable Annuity
                                                           Contract

Item 8.   Annuity Period. . . . . . . . . . . . . . . . .  Annuity Payments (The
                                                           Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .  Purchase

Item 11.  Redemptions . . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes . . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings . . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . . .  Table of Contents of
                                                           the Statement of Ad-
                                                           ditional Information






                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)


Item No.                                                   Location
                                PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . . . .   The Company

Item 18.  Services. . . . . . . . . . . . . . . . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data . . . . . . . .  Calculation of
                                                           Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . . .  Financial
                                                           Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

Parts A, B and C were filed in Registrant's Post-Effective Amendment No. 8 to Form N-4 on February 4, 1999 and are incorporated herein by reference.

                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 26th day of March, 1999.


                                       ALLIANZ LIFE
                                       VARIABLE ACCOUNT B
                                       (Registrant)

                                  By:  ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                       (Depositor)


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       ------------------------------
                                           MICHAEL T. WESTERMEYER


                                      ALLIANZ LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA
                                  By: _______________________________

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*         Chairman of the Board,
Lowell C. Anderson          President and Chief      03/26/99
                            Executive Officer           Date

Herbert F. Hansmeyer*       Director                 03/26/99
Herbert F. Hansmeyer                                    Date

Michael P. Sullivan*        Director                 03/26/99
Michael P. Sullivan                                     Date



Dr. Gerhard G. Rupprecht*   Director                 03/26/99
Dr. Gerhard G. Rupprecht                                Date

Edward J. Bonach*           Chief Financial Officer  03/26/99
Edward J. Bonach                                        Date


Rev. Dennis J. Dease*       Director                 03/26/99
Rev. Dennis J. Dease                                    Date

James R. Campbell*          Director                 03/26/99
James R. Campbell                                       Date

Robert M. Kimmitt*          Director                 03/26/99
Robert M. Kimmitt                                       Date



                                *By   Power  of  Attorney


                                 By:  /s/ MICHAEL T. WESTERMEYER
                                      -----------------------------
                                          Michael T. Westermeyer
                                          Attorney-in-Fact

